Organization (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 30, 2024	Jul. 17, 2024	Oct. 31, 2023	Jul. 31, 2023	Mar. 31, 2023	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Organization (Details) [Line Items]
Date of incorporation						Feb. 22, 2010		Feb. 22, 2010
Net loss						$ 8,127	$ (9,588)	$ (56,451)	$ (269,555)
Income before tax						15,100
Accumulated deficit						(403,252)		(411,379)	(354,928)
Current debt						1,500		1,500
Cash and cash equivalents						$ 10,553		$ 13,378	$ 2,593
Shares of complete solaria common stock (in Shares)						110,768,897		116,906,160	45,891,467
Purchase price per share (in Dollars per share)								$ 10
Excess of gross proceeds									$ 5,000
Originally issued shares (in Shares)		2,450,000
Acquisition of assets consideration	$ 54,500
Net cash acquired, (in Dollars per share)	$ 1
Net loss from discontinued operations								$ (2,007)	(173,358)
Loss from continuing operations								$ (54,444)	(96,197)
PIPE Investors [Member]
Organization (Details) [Line Items]
Shares acquired (in Shares)								1,570,000
Aggregate purchase price								$ 15,700
Additional shares issued (in Shares)								60,000
Subscription Agreements [Member]
Organization (Details) [Line Items]
Excess of gross proceeds								$ 3,500
New Money PIPE Investors [Member]
Organization (Details) [Line Items]
Shares acquired (in Shares)								120,000
Purchase price per share (in Dollars per share)								$ 5
Aggregate purchase price								$ 600
New Money PIPE Subscription Agreement [Member]
Organization (Details) [Line Items]
Additional shares issued (in Shares)								60,000
Complete Solaria Common Stock [Member]
Organization (Details) [Line Items]
Shares of complete solaria common stock (in Shares)								25,494,332
Additional shares issued (in Shares)								193,976
Complete Solaria Common Stock [Member] | Sponsor [Member]
Organization (Details) [Line Items]
Additional shares issued (in Shares)								150,000
Class A Ordinary Shares [Member]
Organization (Details) [Line Items]
Shares of complete solaria common stock (in Shares)				6,300,000
Purchased shares (in Shares)				1,161,512
Shares exercised (in Shares)					34,500,000
Right to redeem shares (in Shares)					7,784,739
Converted shares (in Shares)					1
Class A Ordinary Shares [Member] | FACT [Member]
Organization (Details) [Line Items]
Originally issued shares (in Shares)					23,256,504
Class A Ordinary Shares [Member] | FACT Investors [Member]
Organization (Details) [Line Items]
Remaining shares outstanding (in Shares)					11,243,496
Class B Ordinary Share [Member]
Organization (Details) [Line Items]
Converted shares (in Shares)								1
Maxeon Ordinary Shares [Member]
Organization (Details) [Line Items]
Shares acquired (in Shares)			1,100,000
Aggregate purchase price			$ 11,000
Loss from continuing operations									4,200
Common Stock [Member]
Organization (Details) [Line Items]
Net loss
Excess of gross proceeds
Originally issued shares (in Shares)								2,918,837
Shares exercised (in Shares)						43,793	31,176	398,883	67,533
Right to redeem shares (in Shares)									13,458,293
Common Stock [Member] | Complete Solaria Common Stock [Member]
Organization (Details) [Line Items]
Aggregate of shares (in Shares)				420,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Organization (Details) [Line Items]
Redemption amount					$ 82,200